Management-Defined Performance Measures (MPMs) (Tables)	12 Months Ended
Mar. 31, 2025
Management Defined Performance Measures [Abstract]
Disclosure of reconciliation with management-defined performance measures
	Year ended
Description	March 2025	March 2024	March 2023
Operating Profit	22,56,791	23,99,411	26,47,757
Add:
Depreciation and Amortisation e x pense	56,33,054	47,73,414	39,71,865
Less:
Interest expenses on pension liabilities	(1,805)	(1,995)	(4,938)
Other Income (including exchange gain/loss)	(3,26,253)	(4,14,046)	(3,23,984)
EBITDA	75,61,787	67,56,784	62,90,700